Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 27, 2017

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Karen Rossotto

Re:	Hatteras Core Alternatives TEI Institutional Fund, L.P. (the “Registrant”) File Nos. 333-220748; 811-21985

Ladies and Gentlemen:

Enclosed is a request of the Registrant and its principal underwriter for acceleration of the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and of Amendment No. 19 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. Please contact me at (215) 988-2497 with any questions related to this request and to notify of the effectiveness of the Registration Statement.

Sincerely,

/s/ Catherine A. DiValentino
Catherine A. DiValentino

Enclosure